Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 71,703.4	$ 1,082.3	₨ 61,239.5
Gross Unrealized Gains	157.5	2.4	53.5
Gross Unrealized Losses	0.0	0.0	0.2
Fair Value	71,860.9	$ 1,084.7	61,292.8
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	56,954.3		60,239.5
Gross Unrealized Gains	41.9		53.5
Gross Unrealized Losses	0.0		0.2
Fair Value	56,996.2		60,292.8
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	14,749.1		1,000.0
Gross Unrealized Gains	115.6		0.0
Gross Unrealized Losses	0.0		0.0
Fair Value	₨ 14,864.7		₨ 1,000.0